Restricted Net Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted net assets	$ 11,353,962	$ 11,316,561
Retained earnings	(25,379,699)	36,653,460	$ 41,556,125
Consolidated net assets	$ 11,353,962	$ 11,316,561
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%